ProShares Investment Grade-Interest Rate Hedged Investment Objectives and Goals - ProShares Investment Grade-Interest Rate Hedged	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Investment Grade — Interest Rate Hedged
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares Investment Grade — Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the “Index”).